Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [line items]
Other financial assets	$ 144.2	$ 147.1
Other Assets	198.7	209.5
Less current portion - financial	18.1	14.0
Less current portion - non-financial	5.1
Long-term portion	175.5	195.5
Other assets [member] | Investment tax credits [member]
Disclosure of other assets [line items]
Other non-financial assets	6.1	9.2
Other assets [member] | Transaction costs on long term debt [member]
Disclosure of other assets [line items]
Other non-financial assets	3.6	4.9
Other assets [member] | Deferred contract costs [member]
Disclosure of other assets [line items]
Other non-financial assets	8.8
Other assets [member] | Investments held for self-insured liabilities [member]
Disclosure of other assets [line items]
Other financial assets	144.2	147.1
Other assets [member] | Holdbacks on long-term contracts [member]
Disclosure of other assets [line items]
Other financial assets	28.7	39.6
Other assets [member] | Indemnifications [member]
Disclosure of other assets [line items]
Other financial assets	0.8	2.4
Other assets [member] | Other [member]
Disclosure of other assets [line items]
Other financial assets	$ 6.5	$ 6.3